UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                         UBS Event & Equity Fund L.L.C.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                   Date of reporting period: December 31, 2005
                                             -----------------


 Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

 A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Investors is attached herewith.

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                   YEAR ENDED
                               DECEMBER 31, 2005

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                   YEAR ENDED
                               DECEMBER 31, 2005





                                    CONTENTS

          Report of Independent Registered Public Accounting Firm .......   1

          Statement of Assets, Liabilities and Members' Capital .........   2

          Statement of Operations .......................................   3

          Statements of Changes in Members' Capital .....................   4

          Statement of Cash Flows........................................   5

          Notes to Financial Statements..................................   6

          Schedule of Portfolio Investments..............................  12


[GRAPHIC OMITTED] ERNST & YOUNG       [GRAPHIC OMITTED] Ernst & Young LLP               [GRAPHIC OMITTED] Phone: (212) 773-3000
                                                        5 Times Square                                    www.ey.com
                                                        New York, New York 10036-6530

To the Members and Board of Directors of UBS Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Event & Equity Fund, L.L.C. (the "Fund"), including the schedule of portfolio investment, as of December 31, 2005, and the related statement of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with management of the investment funds or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Event & Equity Fund, L.L.C. at December 31, 2005, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, NY
February 20, 2006



                   A Member Practice of Ernst & Young Global

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005


--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $220,477,000)     $ 288,020,511
Cash and cash equivalents                                            19,165,024
Advance subscription in Investment Fund                              30,000,000
Receivable from Investment Funds                                     77,172,304
Interest receivable                                                       9,730
Other assets                                                                992
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        414,368,561
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               48,270,130
   Credit Facility Payable                                           24,800,000
   UBS Admin fee                                                        395,474
   Professional fees                                                    108,519
   Administration fee                                                    69,277
   Other                                                                 45,744
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    73,689,144
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 340,679,417
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 273,135,906
Accumulated net unrealized appreciation on investments                67,543,511
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $ 340,679,417
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2005

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $ 366,208
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  366,208
--------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                          4,627,507
Administration fee                                                       390,049
Professional fees                                                        242,250
Miscellaneous                                                            259,437
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                         5,519,243
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   (5,153,035)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                     2,936,697
Change in net unrealized appreciation/depreciation from investments   14,463,509
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                     17,400,206
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                       $12,247,171
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                UBS EVENT & EQUITY FUND, L.L.C.
                                                                      STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
---------------------------------------------------------------------------------------------------------------
                                                           UBS FUND
                                                        ADVISOR, L.L.C.          MEMBERS              TOTAL
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2004                       $ 1,075,806         $ 203,827,482       $ 204,903,288

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                             (88)           (4,196,793)         (4,196,881)
  Net realized gain from investments                               58             1,051,042           1,051,100
  Change in net unrealized
         appreciation/depreciation from investments             1,561            26,860,194          26,861,755
Incentive allocation                                        1,178,684            (1,178,684)                 --
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                            1,180,215            22,535,759          23,715,974
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                             --           150,518,798         150,518,798
  Members' withdrawals                                     (1,075,751)          (34,192,458)        (35,268,209)
  Offering costs                                                   (7)             (139,040)           (139,047)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                         (1,075,758)          116,187,300         115,111,542
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                     $ 1,180,263         $ 342,550,541       $ 343,730,804
---------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                            (256)           (5,152,779)         (5,153,035)
  Net realized gain from investments                              148             2,936,549           2,936,697
  Change in net unrealized
         appreciation/depreciation from investments               713            14,462,796          14,463,509
Incentive allocation                                          629,913              (629,913)                 --
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              630,518            11,616,653          12,247,171
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                             --            63,278,866          63,278,866
  Members' withdrawals                                     (1,161,808)          (77,338,729)        (78,500,537)
  Offering costs                                                   (4)              (76,883)            (76,887)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                         (1,161,812)          (14,136,746)        (15,298,558)
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                     $   648,969         $ 340,030,448       $ 340,679,417
---------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                     UBS EVENT & EQUITY FUND, L.L.C.
                                                             STATEMENT OF CASH FLOWS

------------------------------------------------------------------------------------

                                                        YEAR ENDED DECEMBER 31, 2005

------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                $ 12,247,171
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                 (96,250,000)
Proceeds from disposition of investments                                 186,324,697
Net realized gain from investments                                        (2,936,697)
Change in net unrealized appreciation/depreciation from investments      (14,463,509)
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Advance subscription in investments                                (30,000,000)
      Receivable from investments                                        (76,774,729)
      Interest receivable                                                     (5,891)
      Other assets                                                                89
    Increase in payables:
      Credit Facility Payable                                             24,800,000
      UBS Admin fee                                                           21,798
      Professional fees                                                       17,578
      Administration fee                                                       4,652
      Other                                                                    4,162
------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                  2,989,321

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                      63,278,866
Members' withdrawals                                                     (51,664,607)
Adviser withdrawals                                                       (1,161,808)
Offering costs                                                               (76,887)
------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                 10,375,564

Net increase in cash and cash equivalents                                 13,364,885
Cash and cash equivalents--beginning of year                               5,800,139
------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                  $ 19,165,024
------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------
     1. ORGANIZATION

        UBS Event & Equity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

        The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

        The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

        Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

        The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     2. SIGNIFICANT ACCOUNTING POLICIES

        A. PORTFOLIO VALUATION

        Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

     2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        A. PORTFOLIO VALUATION (CONTINUED)

        investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

        Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

        B. INCOME RECOGNITION

        Interest  income is recorded on the accrual  basis.  Realized  gains and
        losses  from  Investment  Fund   transactions   are  calculated  on  the
        identified cost basis.

        C. FUND COSTS

        The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

        D. INCOME TAXES

        No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.


        The Fund has reclassified $5,153,035 and $2,936,697 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended December 31, 2005. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

     2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        E. CASH AND CASH EQUIVALENTS

        Cash and cash equivalent consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.


        F. REPURCHASE AGREEMENTS

        From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2005 there were no open repurchase agreements.

        G. USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

        H. RECLASSIFICATIONS

        Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

     3. RELATED PARTY TRANSACTIONS

        The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

        UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

     3. RELATED PARTY TRANSACTIONS (CONTINUED)

        debited  against  the   contribution   amounts,   to  arrive  at  a  net
        subscription amount. The placement fee does not constitute assets of the Fund.

        The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net income in Members Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2005 and the year ended December 31, 2004 was $629,913 and $1,178,684 respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

        Each Director of the Fund receives a retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2005 were $22,625.

     4. ADMINISTRATION AND CUSTODIAN FEES

        PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

        PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
        (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

     5. CREDIT FACILITY

        Effective July 1, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis,

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

     5. CREDIT FACILITY (CONTINUED)

        based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. The Fund had $24,800,000 borrowings outstanding at December 31, 2005.

     6. SECURITIES TRANSACTIONS

        Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2005, amounted to $96,250,000 and $186,324,697, respectively.

        The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedule K-1 for the year ended December 31, 2005.

     7. INVESTMENTS

        As of December 31, 2005, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2005.

               Investment Objective             Cost           Fair Value
               --------------------             ----           ----------
                  Special Situations        $104,017,778     $135,883,804
                  Long/Short Equity           68,545,316       89,544,292
                  Distressed Securities       47,913,906       62,592,415
                                            ------------     ------------
                    Total                   $220,477,000     $288,020,511
                                            ============     ============


        The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of up to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

     8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     9. INDEMNIFICATION

        In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

   10.  FINANCIAL HIGHLIGHTS

        The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                                       PERIOD FROM
                                                                                                                     OCTOBER 1, 2001
                                                                                                                      (COMMENCEMENT
                                                                                                                            OF
                                                                                                                        OPERATIONS)
                                                                                                                         THROUGH
                                                                                    YEARS ENDED DECEMBER 31,           DECEMBER 31,
                                                               2005           2004            2003        2002            2001
                                                               ----           ----            ----        ----            ----
 Ratio of net  investment  loss to average  net assets****    (1.40)%        (1.46)%        (1.43)%        (1.57)%        (3.90)%*
 Ratio of total  expenses to average net assets before
 incentive fee(a),****                                         1.50%          1.49%          1.47%          1.67%          4.19%*
 Ratio of total  expenses to average net assets  after
 incentive fee(a),****, *****                                  1.67%          1.90%          2.07%          1.68%          4.33%*
 Portfolio turnover rate                                      27.45%          8.67%         31.46%         10.80%          0.00%
 Total return before incentive allocation**                    3.25%          7.99%         14.81%         (2.91)%        (0.10)%
 Total return after incentive allocation***                    3.09%          7.58%         14.07%         (2.91)%        (0.10)%
 Average debt ratio****                                        0.04%            --            N/A            N/A            N/A
 Net asset value at end of period                          $340,679,417   $343,730,804  $204,903,288   $150,499,511    $62,629,473


     (a)  Ratio of total  expenses to average net assets does not include  the impact of  expenses  for  incentive  allocations  or incentive fees related to the underlying Investment Funds.

       *  Annualized.

      **  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period  noted and does not  reflect  the  deduction  of  placement  fees,  if any,  incurred  when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.  An individual  member's ratios  and  return  may vary from the above  based on  incentive  allocation,  if  applicable  and the timing of capital transactions.

     ***  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  after  Incentive  Allocation to the Adviser,  and does not reflect the deduction of placement fees, if any,  incurred when  subscribing to the Fund.  Total returns for a period of less than a full year are not annualized.

    ****  The average net assets used in the above ratios are calculated by adding any withdrawals  payable effective at the end of a period to the net assets for such period.

   *****  Ratio of total  expenses  to average net assets  after  incentive  allocation  to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                                                              11


                                                                                            UBS EVENT & EQUITY FUND, L.L.C.
                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                           DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------------------------------


                                                                                               REALIZED &
                                                                                               UNREALIZED
                                                                                               GAIN (LOSS)
                                                                                 % OF MEMBERS     FROM
INVESTMENT FUND                                           COST       FAIR VALUE     CAPITAL     INVESTMENT    LIQUIDITY
----------------------------------------------------------------------------------------------------------------------------
Aspen Partners, L.P. Series A                        $    427,000  $   2,585,537     0.76%      ($2,673,283)   Annually
Brookdale International Partners, L.P.                 12,750,000     13,397,455     3.93           647,455   Quarterly
Canyon Value Realization Fund, L.P.                    13,500,000     19,228,919     5.64         1,730,412   Annually
Cycladic Cayalyst Fund, L.P.                           12,000,000     12,922,083     3.79           922,083   Quarterly
Cycladic Cayalyst Fund, Ltd                             5,000,000      5,258,535     1.54           258,535   Quarterly
Gracie Capital L.P.*                                   11,000,000     15,677,663     4.60         1,353,597   Annually
Harbert Distressed Investment Fund, L.P.               14,000,000     22,041,739     6.47         2,582,273   Quarterly
LaGrange Capital Partners, L.P.                        11,000,000     12,418,289     3.65         1,418,289   Annually
North Run Master, L.P.                                 13,000,000     15,148,948     4.45         1,201,230   Quarterly
OZ Domestic Partners, L.P.                             22,500,000     29,941,892     8.79         2,524,762   Annually
Para Partners, L.P.                                    13,000,000     16,424,149     4.83           781,507   Quarterly
Seneca Capital, L.P.                                   14,000,000     20,811,313     6.11         2,145,836   Annually
Stadia Capital Partners (QP), L.P.                     16,300,000     20,793,901     6.10         1,634,221   Quarterly
Tala Partners                                           9,000,000      9,035,001     2.65            35,001  Semi-Annual
The Children's Investment Fund L.P.                    11,000,000     12,338,700     3.62         1,338,700   Annually
Trilogy Financial Partners, L.P.                       15,000,000     18,733,298     5.50         1,435,272   Quarterly
Wesley Capital QP, L.P.                                17,000,000     20,811,352     6.11         2,323,434   Quarterly
Whitney New Japan Partners, L.P.                       10,000,000     20,451,737     6.00         6,096,685   Quarterly

Redeemed Investment Funds                                      --             --       --        (8,355,803)
                                                  ---------------------------------------------------------
TOTAL                                                $220,477,000  $ 288,020,511    84.54%      $17,400,206
                                                  =========================================================

        * Gracie Capital,  L.P. incentive allocation is 20% of net profits earned, until a 30% return is achieved,  then the incentive allocation becomes 30% of net profits earned.

    The preceding notes are an integral part of these financials statements.

                       This page intentionally left blank

                         UBS EVENT & EQUITY FUND, L.L.C.
                         ADVISORY CONTRACT RENEWAL RIDER


       The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on July 19, 2005. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. The Directors also reviewed, among other things, the nature of the services to be provided by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund. The Directors also reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which have objectives and strategies similar to those of the Fund and which are managed by third-party investment advisers ("Comparable Funds"). The Directors observed that the performance of the Fund since inception and its performance for the first six months of 2005 lagged that of each of its Comparable Funds. The Directors noted that the Fund's performance for 2004, however, was within the range of the performance of the Comparable Funds, although below the median. The Directors also acknowledged that most of the Comparable Funds were pure event driven whereas the Fund has a larger equity component. The Directors also compared the volatility of the Fund to that of the Comparable Funds presented. They noted that the Fund's volatility was not out of line with that of the Comparable Funds, although it was higher than the median volatility of the Comparable

Funds. The Directors also considered the advisory fees being charged by the Adviser for its services as compared to those charged to the Comparable Funds, and as compared to the advisory fees charged by the Adviser and its affiliates for other UBS alternative products. The information presented to the Directors showed that the management fees being charged to the Fund were higher than the median management fees being charged to the Comparable Funds, although lower than the highest management fee being charged to any such Comparable Fund. The Directors noted that the incentive fee was equal to the median incentive fee being charged to the Comparable Funds. In comparing the fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative investment products, the Directors noted that the management fee and incentive fees were equal to the median fees being charged to all other Alternative Investment Group funds-of-funds. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate. The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Investment Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its investors.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                FUND         OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                                 COMPLEX      DIRECTORSHIPS HELD BY
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY    DIRECTOR OUTSIDE FUND
NAME, AGE AND ADDRESS            TIME SERVED 1             DURING PAST 5 YEARS                DIRECTOR 2          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen (76)          Term--Indefinite    Law partner of Dunnington, Bartholow           14                 None
UBS Financial Services Inc.   Length--since       & Miller
1285 Avenue of the Americas   Commencement of
New York, NY 10019            Operations
Director
------------------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (59)        Term--Indefinite    Professor of Financial Accounting of           14                 None
UBS Financial Services Inc.   Length--since       the Graduate School of Business,
1285 Avenue of the Americas   July 1, 2004        Columbia University
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (63) 3         Term--Indefinite    Dean (Emeritus since March 2005) and           36        Director of:
UBS Financial Services Inc.   Length--since       Sanford C. Bernstein Professor of                        Primedia, Inc.,
1285 Avenue of the Americas   Commencement of     Leadership and Ethics of the Graduate                    Federated Department
New York, NY 10019            Operations          School of Business, Columbia                             Stores, Inc.,
Director                                          University; Senior Advisor for Morgan                    Revlon, Inc. and SAPPI,
                                                  Stanley & Co. Incorporated since                         Ltd.
                                                  March 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (44)         Term--Indefinite    Managing Director of UBS Financial             N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since June 2005
1285 Avenue of the Americas   July 19, 2005       Prior to June 2005, Managing Director
New York, NY 10019                                and Head of Alternative Investments at
Principal Executive Officer                       United States Trust Company, N.A.
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis (38)           Term--Indefinite    First Vice President of UBS Financial          N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since July 2002
1285 Avenue of the Americas   July 18, 2002       Prior to July 2002, Partner of Arthur
New York, NY 10019                                Andersen LLP
Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (46)        Term--Indefinite    Assistant Director of Compliance of            N/A                N/A
UBS Financial Services Inc.   Length--since       UBS Financial Services Inc. since 2003
1285 Avenue of the Americas   July 19, 2005       Prior to 2003, Chief Compliance
New York, NY 10019                                Officer of Liberty View Capital
Chief Compliance Officer                          Management, Inc., an investment
                                                  adviser, and LibertyView Alternative
                                                  Asset Management, Inc., an NASD
                                                  broker-dealer
------------------------------------------------------------------------------------------------------------------------------------

1 For  Directors,  their  terms are for the  duration  of the term of the Fund,  unless  his  status as a  Director  shall be sooner terminated by death, adjudicated incompetent,  voluntarily withdraw,  physically unable to perform duties, removed either by vote or written  consent of at  two-thirds of the Directors or vote or written  consent of Members  holding not less than  two-thirds of the total number of votes eligible to the cast by all Members.

2 Of the 36 funds/portfolios in the complex as of December 31, 2004, 22 are advised by an affiliate of UBS Financial Services Inc. and 14 comprise UBS Financial Services' Alternative Investment Group of
Funds.

3 Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS
Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial
Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at
HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG


                                                                           2



ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,000 for 2004 and $45,360 for 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2004 and $4,500 for 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------
    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $73,000 for 2004 and $77,500 for 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

    All Other Fees
    --------------
    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $3,000 for 2004 and $0 for 2005.

    (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

    (e)(2) There were no services  described in each of  paragraphs  (b) through
           (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

    (f) Not Applicable

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1.5 million for 2004 and $3.1 million for 2005.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.

                      PROXY-VOTING POLICIES AND PROCEDURES



A. INTRODUCTION
     UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds.

The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures.

B. FIDUCIARY DUTY

Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST
     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

  >> A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

  >> The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

  >> Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

  >> Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.


     Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer, Legal or the Risk Control Manager (or designees thereof) who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

     If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

  >> Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

  >> Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

  >> Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or


  >> Such other method as is deemed appropriate under the circumstances given the nature of the conflict.


E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

   Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

   To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

   The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

  >> A copy of the Adviser's current Proxy-Voting Policies and Procedures;

  >> A record of each vote cast by the Adviser on behalf of the Fund(s);

  >> A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

  >> A copy of any document relating to the identification and resolution of conflicts of interest;

  >> A copy of any document created by the Adviser that was material to a proxy-voting decision or that memorialized the basis for that decision; and

  >> A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                         UBS EVENT & EQUITY FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

    The registrant (also referred to as the "Fund") is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder and George Rudman, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

     Mr. Sienko has been associated with UBS Fund Advisor, L.L.C., the Fund's Adviser since prior to 2000, and he is also a Senior Vice President of UBS Financial Services Inc. ("UBS Financial Services"). Mr. Sinder has been associated with the Adviser since 1998, and he is also a First Vice President of UBS Financial Services. Mr. Rudman has been associated with the Adviser since 2001, and he is also a First Vice President of UBS Financial Services.

     The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

     Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

     Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

     The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

     The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

     The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.


NORMAN E. SIENKO, JR.

  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

    Number of                           Number of                         Number of
  Accounts(1)      Assets Managed      Accounts(2)    Assets Managed     Accounts         Assets Managed
  ----------       --------------      ----------     --------------     --------         --------------

       7           $1.68 billion           3          $145 million           0                 N/A
RUSSELL SINDER

  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   Number of                           Number of                         Number of
  Accounts(3)      Assets Managed      Accounts(2)    Assets Managed     Accounts        Assets Managed
  ----------       --------------      ----------     --------------     --------         --------------

      3           $570.3 million          1          $24.2 million          0                 N/A

GEORGE RUDMAN

  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   Number of                           Number of                         Number of
  Accounts(4)      Assets Managed      Accounts       Assets Managed      Accounts        Assets Managed
  ----------       --------------      ----------     --------------     --------         --------------
       3            $370 million           0               N/A                0                N/A

(1)  Of these accounts, 4 accounts with total assets of approximately $856.3 million charge performance-based advisory fees.

(2)  All of these accounts charge performance-based advisory fees.

(3)  Of these accounts, 1 account with total assets of approximately $255.2 million charges a performance-based advisory fee.

(4)  Of these accounts, 1 account with total assets of approximately $54.9 million charges a performance-based advisory fee.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Event & Equity Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date   February 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.